UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments:

Putnam Money Market Liquidity Fund

The fund's portfolio
6/30/13 (Unaudited)

REPURCHASE AGREEMENTS (51.5%)(a)
			Principal amount	Value

Interest in $281,429,000 joint tri-party repurchase agreement dated 6/28/13 with Citigroup Global Markets, Inc./Salomon Brothers due 7/1/13 - maturity value of $94,518,103 for an effective yield of 0.14% (collateralized by various mortgage backed securities with coupon rates ranging from 1.847% to 6.033% and due dates ranging from 9/1/15 to 9/1/44, valued at $287,057,580)			$94,517,000	$94,517,000

Interest in $175,000,000 joint tri-party repurchase agreement dated 6/28/13 with Goldman Sach & Co. due 7/1/13 - maturity value of $131,639,426 for an effective yield of 0.13% (collateralized by various mortgage backed securities with coupon rates of 3.00% and due dates ranging from 9/15/42 to 10/15/42, valued at $178,500,001)			131,638,000	131,638,000

Interest in $71,600,000 joint tri-party repurchase agreement dated 6/28/13 with Credit Suisse Securities (USA) due 7/1/13 - maturity value of $20,750,225 for an effective yield of 0.13% (collateralized by various corportate bonds and notes with coupon rates ranging from 2.90% to 9.00% and due dates ranging from 3/23/15 to 12/15/66, valued at $75,181,484)			20,750,000	20,750,000

Interest in $45,850,000 joint tri-party repurchase agreement dated 6/28/13 with BNP Paribas Securities Corp. due 7/1/13 - maturity value of $12,900,140 for an effective yield of 0.13% (collateralized by various corporate bonds and notes with coupon rates ranging from 0.000% to 9.875% and due dates ranging from 1/30/14 to 7/1/42, valued at $48,142,501)			12,900,000	12,900,000

Interest in $77,525,000 joint tri-party term repurchase agreement dated 5/30/13 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 9/4/13 - maturity value of $17,254,849 for an effective yield of 0.11% (collateralized by a U.S. Treasury bond with a coupon rate of 6.00% and a due date of 2/15/26, valued at $79,075,562)			17,250,000	17,250,000

Interest in $80,050,000 joint tri-party term repurchase agreement dated 5/29/13 with RBC Capital Markets, LLC due 8/28/13 - maturity value of $17,254,744 for an effective yield of 0.11% (collateralized by various mortgage backed securities with coupon rates ranging from 2.10% to 6.50% and due dates ranging from 4/1/20 to 6/1/43, valued at $81,658,985)			17,250,000	17,250,000

Interest in $100,000,000 tri-party repurchase agreement dated 6/28/13 with JPMorgan Securities, Inc. due 7/1/13 - maturity value of $100,000,833 for an effective yield of 0.10% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.25% to 3.25% and due dates ranging from 5/31/14 to 12/31/16, valued at $102,004,856)			100,000,000	100,000,000

Interest in $75,000,000 tri-party repurchase agreement dated 6/28/13 with Barclays Capital, Inc. due 7/1/13 - maturity value of $75,000,625 for an effective yield of 0.10% (collateralized by a U.S. Treasury note with a coupon rate of 1.75% and a due date of 1/31/14, valued at $76,511,800)			75,000,000	75,000,000

Interest in $153,600,000 joint tri-party repurchase agreement dated 6/28/13 with Bank of Nova Scotia due 7/1/13 - maturity value of $75,000,625 for an effective yield of 0.10% (collateralized by a U.S. Treasury note with a coupon rate of 0.25% and a due date of 5/15/16, valued at $156,673,340)			75,000,000	75,000,000

Interest in $50,000,000 tri-party repurchase agreement dated 6/28/13 with UBS Warburg - London due 7/1/13 - maturity value of $50,000,250 for an effective yield of 0.06% (collateralized by a U.S. Treasury bond with a coupon rate of 2.75% and a due date of 8/15/42, valued at $51,000,019)			50,000,000	50,000,000

Interest in $256,000,000 joint tri-party term repurchase agreement dated 6/26/13 with Citigroup Global Markets, Inc./Salomon Brothers due 7/3/13 - maturity value of $102,000,992 for an effective yield of 0.05% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 6.500% and due dates ranging from 5/1/17 to 5/1/43, valued at $261,867,913)			102,000,000	102,000,000

Interest in $63,750,000 joint tri-party term repurchase agreement dated 6/27/13 with JPMorgan Securities, Inc. due 7/3/13 - maturity value of $27,000,225 for an effective yield of 0.05% (collateralized by various mortgage-backed securities with coupon rates ranging from 2.50% to 8.00% and due dates ranging from 3/1/18 to 6/1/43, valued at $65,027,570)			27,000,000	27,000,000

Interest in $63,250,000 joint tri-party term repurchase agreement dated 6/25/13 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 7/2/13 - maturity value of $23,750,231 for an effective yield of 0.05% (collateralized by a U.S. Treasury bill with a coupon rate of 0.00% and a due date of 10/17/13, valued at $64,515,033)			23,750,000	23,750,000

Interest in $256,000,000 joint tri-party term repurchase agreement dated 6/26/13 with Barclays Capital, Inc. due 7/3/13 - maturity value of $102,000,793 for an effective yield of 0.04% (collateralized by various mortgage-backed securities with coupon rates ranging from 2.372% to 7.150% and due dates ranging from 9/1/18 to 6/1/43, valued at $261,120,000)			102,000,000	102,000,000

Total repurchase agreements (cost $849,055,000)				$849,055,000

COMMERCIAL PAPER (7.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	0.160	9/23/13	$16,000,000	$15,994,027

Canada (Government of) (Canada)	0.170	12/2/13	15,000,000	14,989,092

DnB Bank ASA 144A (Norway)	0.150	7/30/13	17,000,000	16,997,946

General Electric Capital Corp.	0.100	7/23/13	15,000,000	14,999,083

HSBC USA, Inc. (United Kingdom)	0.110	7/10/13	7,500,000	7,499,794

RBS Holdings USA, Inc.	0.140	7/17/13	6,900,000	6,899,571

Regency Markets No. 1, LLC 144A	0.170	7/15/13	13,000,000	12,999,141

Roche Holdings, Inc. (Switzerland)	0.100	8/6/13	2,000,000	1,999,800

Roche Holdings, Inc. (Switzerland)	0.085	7/24/13	8,500,000	8,499,538

Sumitomo Mitsui Banking Corp. (Japan)	0.175	7/29/13	6,600,000	6,599,102

Toronto-Dominion Holdings (USA), Inc. (Canada)	0.115	7/9/13	15,000,000	14,999,617

Total commercial paper (cost $122,476,711)				$122,476,711

U.S. GOVERNMENT AGENCY OBLIGATIONS (22.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Federal Farm Credit unsec. discount notes	0.130	11/20/13	$20,000,000	$19,989,744

Federal Home Loan Bank sr. unsec.bond	0.172	9/20/13	28,000,000	27,999,690

Federal Home Loan Bank unsec. discount notes	0.110	7/24/13	10,500,000	10,499,262

Federal Home Loan Bank unsec. discount notes	0.100	10/23/13	20,000,000	19,993,667

Federal Home Loan Bank unsec. discount notes	0.100	11/20/13	25,000,000	24,990,139

Federal Home Loan Mortgage Corp. unsec. discount notes	0.135	7/1/13	36,583,000	36,583,000

Federal Home Loan Mortgage Corp. unsec. discount notes	0.100	11/18/13	3,500,000	3,498,639

Federal Home Loan Mortgage Corp. unsec. discount notes	0.140	12/20/13	25,000,000	24,983,278

Federal Home Loan Mortgage Corp. unsec. discount notes Ser. RB	0.140	10/10/13	21,930,000	21,921,386

Federal Home Loan Mortgage Corp. unsec. discount notes Ser. RB	0.095	10/15/13	25,600,000	25,592,839

Federal National Mortgage Association unsec. discount notes	0.135	7/3/13	49,650,000	49,649,628

Federal National Mortgage Association unsec. discount notes	0.100	11/20/13	25,050,000	25,040,119

Federal National Mortgage Association unsec. discount notes	0.145	12/18/13	30,000,000	29,979,458

Federal National Mortgage Association unsec. discount notes	0.140	12/23/13	6,000,000	5,995,917

Federal National Mortgage Association unsec. discount notes	0.140	12/26/13	30,000,000	29,979,233

Federal National Mortgage Association unsec. discount notes	0.100	1/8/14	18,000,000	17,990,450

Total U.S. Government Agency Obligations (cost $374,686,449)				$374,686,449

U.S. TREASURY OBLIGATIONS (10.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	0.140	6/26/14	$8,000,000	$7,988,800

U.S. Treasury Bills	0.208	10/17/13	39,100,000	39,084,511

U.S. Treasury Bills	0.121	7/25/13	42,725,000	42,721,582

U.S. Treasury Notes(k)	2.750	10/31/13	50,000,000	50,426,347

U.S. Treasury Notes(k)	0.375	7/31/13	25,000,000	25,003,740

Total U.S. treasury Obligations (cost $165,224,980)				$165,224,980

ASSET-BACKED COMMERCIAL PAPER (6.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Chariot Funding, LLC 144A (JPMorgan Chase Bank (LOC))	0.120	7/11/13	$15,750,000	$15,749,475

CIESCO, LP	0.170	7/9/13	7,750,000	7,749,707

Fairway Finance, LLC (Canada)	0.130	7/10/13	15,000,000	14,999,513

Liberty Street Funding, LLC (Canada)	0.140	7/16/13	15,000,000	14,999,125

Manhattan Asset Funding Co., LLC (Japan)	0.190	8/1/13	6,000,000	5,999,018

Manhattan Asset Funding Co., LLC (Japan)	0.170	7/9/13	10,000,000	9,999,622

Old Line Funding, LLC 144A	0.160	8/5/13	15,900,000	15,897,527

Victory Receivables Corp. (Japan)	0.160	7/8/13	17,510,000	17,509,455

Total asset-backed commercial paper (cost $102,903,442)				$102,903,442

CERTIFICATES OF DEPOSIT (1.1%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Westpac Banking Corp./NY (Australia)	1.029	7/10/13	$17,400,000	$17,403,824

Total certificates of deposit (cost $17,403,824)				$17,403,824

TIME DEPOSITS (1.0%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd. (Cayman Islands)	0.080	7/1/13	$17,000,000	$17,000,000

Total time deposits (cost $17,000,000)				$17,000,000

TOTAL INVESTMENTS

Total investments (cost $1,648,750,406)(b)				$1,648,750,406

Key to holding's abbreviations
LOC	Letter of Credit

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through June 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,648,598,416.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(k)	The rates shown are the current interest rates at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$102,903,442	$—
Certificates of deposit	—	17,403,824	—
Commercial paper	—	122,476,711	—
Repurchase agreements	—	849,055,000	—
Time deposits	—	17,000,000	—
U.S. government agency obligations	—	374,686,449	—
U.S. treasury obligations	—	165,224,980	—

Totals by level	$—	$1,648,750,406	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 29, 2013